Share Based Compensation - Summary of Assumptions Used to Value Option Grants Fair Value of Stock Options (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years	10 years
Expected volatility	47.49%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.40%
Fair value of the underlying shares on the date of option grants (US$)	$ 0.45
Fair value of share option (US$)	$ 0.14
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		49.24%
Exercise multiple	2.2	2.2
Expected dividend yield	0.00%	0.00%
Risk-free interest rate		1.58%
Fair value of the underlying shares on the date of option grants (US$)		$ 0.37
Fair value of share option (US$)		$ 0.11
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		50.37%
Exercise multiple	2.8	2.8
Expected dividend yield	0.00%	0.00%
Risk-free interest rate		1.70%
Fair value of the underlying shares on the date of option grants (US$)		$ 0.40
Fair value of share option (US$)		$ 0.39
Staff
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected forfeiture rate (post vesting)	3.00%	3.00%
Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected forfeiture rate (post vesting)	0.00%	0.00%